07.31 Fidelity Advisor Focus Funds ATBC Combo PRO-01 | Fidelity Advisor® Health Care Fund
Fund Summary Fund/Class: Fidelity Advisor® Health Care Fund/A, T, B, C
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor® Health Care Fund} - 07.31 Fidelity Advisor Focus Funds ATBC Combo PRO-01 - Fidelity Advisor® Health Care Fund	Fidelity Advisor Health Care Fund-Class A		Fidelity Advisor Health Care Fund-Class T		Fidelity Advisor Health Care Fund-Class B		Fidelity Advisor Health Care Fund-Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
Redemption fee on shares held less than 30 days (as a % of amount redeemed)	0.75%		0.75%		0.75%		0.75%
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Health Care Fund} - 07.31 Fidelity Advisor Focus Funds ATBC Combo PRO-01 - Fidelity Advisor® Health Care Fund	Fidelity Advisor Health Care Fund-Class A	Fidelity Advisor Health Care Fund-Class T	Fidelity Advisor Health Care Fund-Class B	Fidelity Advisor Health Care Fund-Class C
Management fee	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.24%	0.26%	0.30%	0.24%
Total annual operating expenses	1.04%	1.31%	1.85%	1.79%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Advisor® Health Care Fund} - 07.31 Fidelity Advisor Focus Funds ATBC Combo PRO-01 - Fidelity Advisor® Health Care Fund - USD ($)	Fidelity Advisor Health Care Fund-Class A	Fidelity Advisor Health Care Fund-Class T	Fidelity Advisor Health Care Fund-Class B	Fidelity Advisor Health Care Fund-Class C
1 year	$ 675	$ 479	$ 688	$ 282
3 years	887	751	882	563
5 years	1,116	1,043	1,201	970
10 years	$ 1,773	$ 1,874	$ 1,858	$ 2,105

Hold Shares
Expense Example, No Redemption {- Fidelity Advisor® Health Care Fund} - 07.31 Fidelity Advisor Focus Funds ATBC Combo PRO-01 - Fidelity Advisor® Health Care Fund - USD ($)	Fidelity Advisor Health Care Fund-Class A	Fidelity Advisor Health Care Fund-Class T	Fidelity Advisor Health Care Fund-Class B	Fidelity Advisor Health Care Fund-Class C
1 Year	$ 675	$ 479	$ 188	$ 182
3 Years	887	751	582	563
5 Years	1,116	1,043	1,001	970
10 Years	$ 1,773	$ 1,874	$ 1,858	$ 2,105

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in common stocks.
  Normally investing at least 80% of assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by rapid obsolescence and patent expirations.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	14.33%	March 31, 2013
Lowest Quarter Return	-18.16%	December 31, 2008
Year-to-Date Return	13.31%	June 30, 2015

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended December 31, 2014

Average Annual Total Returns{- Fidelity Advisor® Health Care Fund} - 07.31 Fidelity Advisor Focus Funds ATBC Combo PRO-01 - Fidelity Advisor® Health Care Fund	Past 1 year	Past 5 years	Past 10 years
Fidelity Advisor Health Care Fund-Class A | Return Before Taxes	24.62%	23.93%	13.32%
Fidelity Advisor Health Care Fund-Class A | After Taxes on Distributions	20.90%	21.61%	11.85%
Fidelity Advisor Health Care Fund-Class A | After Taxes on Distributions and Sales	15.89%	19.17%	10.78%
Fidelity Advisor Health Care Fund-Class T | Return Before Taxes	27.26%	24.20%	13.30%
Fidelity Advisor Health Care Fund-Class B | Return Before Taxes	26.14%	24.27%	13.39%
Fidelity Advisor Health Care Fund-Class C | Return Before Taxes	30.24%	24.50%	13.17%
S&P 500	13.69%	15.45%	7.67%
MSCI IMI Hlth Ca 25/50	25.45%	20.18%	11.39%

07.31 Fidelity Advisor Focus Funds ATBC Combo PRO-01 | Fidelity Advisor® Health Care Fund | Fidelity Advisor Health Care Fund-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
07.31 Fidelity Advisor Focus Funds ATBC Combo PRO-01 | Fidelity Advisor® Health Care Fund | Fidelity Advisor Health Care Fund-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
07.31 Fidelity Advisor Focus Funds ATBC Combo PRO-01 | Fidelity Advisor® Health Care Fund | Fidelity Advisor Health Care Fund-Class B
Declines over 6 years from 5.00% to 0%.
07.31 Fidelity Advisor Focus Funds ATBC Combo PRO-01 | Fidelity Advisor® Health Care Fund | Fidelity Advisor Health Care Fund-Class C
On Class C shares redeemed less than one year after purchase.